Right of Use Assets - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of leases [Abstract]
Lease liabilities recognized	$ 16	$ 19
Principal repayments	6	10
Interest on lease liabilities	10	9	$ 7
Expense relating to short-term and low value leases	1	1	2
Expense relating to variable lease payments	$ 9	$ 8	$ 8